24. EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
Employee Benefits
24. EMPLOYEE BENEFITS
24.1	Employee benefits and expenses

Changes in classes of expenses by employee are detailed as follows:

	From January 1	From January 1	From January 1
	to December 31,	to December 31,	to December 31,
	2018	2017	2016
Employee benefits and expenses	ThCh$	ThCh$	ThCh$
Employee benefits	107,725,309	105,363,612	105,530,543
Salaries and wages	75,209,386	72,696,365	73,352,423
Social security	6,060,198	7,258,886	7,462,819
Profit-sharing and bonuses, current	16,267,614	15,410,012	16,247,241
Other personnel expenses	6,448,147	6,118,720	6,137,448
Termination benefits	3,739,964	3,879,629	2,330,612

24.2	Provision for current employee benefits

	As of December 31,	As of December 31,
	2018	2017
Description	ThCh$	ThCh$
Employee profit sharing	10,496,655	9,390,510
Vacations	4,929,506	4,943,744
Other	790,606	740,699
Total	16,216,767	15,074,953

24.3	Non-current provisions for employee benefits

A.	General aspects:

Viña Concha y Toro S.A. and some of its subsidiaries located in Chile provide severance indemnity benefit plans to active employees which are determined and recorded in the financial statements following the criteria described in 2.17 accounting policies. These benefits are mainly referred to:

Defined Benefits:

Severance indemnity: The beneficiaries perceive an equivalent to a determined number of days per contractual years of service, at his/her retirement date and/or due to cease of his/her functions. In case of dissociation due to a Company decision, beneficiaries receive the equivalent stipulated by law.

Seniority bonus: The amount of this benefit is defined only once after 10 or 15 years of service of employees (depending of the contract), every 5 years of service.

B.	Openings, changes and presentation in financial statements:

Balances of provisions due to benefits to employees, non-current are as follows:

	As of December 31,	As of December 31,
	2018	2017
Description	ThCh$	ThCh$
Severance indemnity payment obligations and seniority bonus	2,867,500	2,829,938
Total	2,867,500	2,829,938

Changes in obligations for employment termination for the years ended as of December 31, 2018, 2017 and 2016 is detailed as follows:

Non-current employee benefits	ThCh$
Balance as of December 31, 2015	2.617.506
Cost of services, current period	344,171
Interest cost	129,303
Actuarial gain	(52,739)
Benefits paid	(178,598)
Balance as of December 31, 2016	2,859,643
Cost of services, current period	412,499
Interest cost	48,246
Actuarial gain	(109,380)
Benefits paid	(381,070)
Balance as of December 31, 2017	2,829,938
Cost of services, current period	496,566
Interest cost	61,193
Benefits paid	(520,197)
Balance as of December 31, 2018	2,867,500

	As of December 31,	As of December 31,
	2018	2017
Composition per type of provision	ThCh$	ThCh$
Provision of severance indemnity payments	2,510,971	2,477,899
Provision for seniority bonus	356,529	352,039
Balance as of December 31, 2018	2,867,500	2,829,938

The Company’s policy is to accrue a determined number of days per year with respect to severance indemnities and in case of dissociation, the employee perceives the indemnity stipulated by law in the Chilean Labor Code (30 days per year with a limit of 11 years).

The main actuarial assumptions used for the calculation of non-current employee benefit obligations is detailed as follows:

	As of December 31,	As of December 31,	As of December 31,
Actuarial assumptions	2018	2017	2016
Retirement rate	0.71%	0.71%	0.70%
Mortality rate	RV-2014 Women CB- 2014 Men	RV-2014 Women CB-2014 Men	RV-2009
Salary increase rate	1.61%	1.61%	4.84%
Future permanence	8.51	8.51	8.37
Discount rate	1.71%	1.71%	4.29%

The amounts recorded in the consolidated statements of income by function are as follows:

	From January 1	From January 1	From January 1
	to December 31, 2018	to December 31, 2017	to December 31, 2016
Expense recognized for employment termination benefits	ThCh$	ThCh$	ThCh$
Cost of services, current period	496,566	412,499	344,170
Interest cost	61,193	48,246	129,303
Unaccrued benefits paid	3,566,423	2,320,194	1,539,411
Total expense recognized in the Consolidated Statement of Income by Function	4,124,182	2,780,939	2,012,884

Sensitivity analysis

As of December 31, 2018, the sensitivity of the value for post-employment benefits before variations in the discount rate of 1% in the case of an increase in the rate represents a decrease of ThCh$ 378,291 and in case of a decrease in the rate represents an increase of ThCh$ 472,205.